Income Taxes - Roll forward of the valuation allowance (Details) - Mariadb Corporation Ab - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Income Taxes
Beginning balance	$ (70,573)	$ (64,065)
Additions	(8,643)	(9,868)
Deductions	7,337	3,360
Ending balance	$ (71,879)	$ (70,573)